Consolidated Statements of Income - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 243,223,267	$ 211,210,599	$ 172,425,547
Cost of operations	136,876,880	121,451,499	97,241,773
Gross profit	106,346,387	89,759,100	75,183,774
General and administrative expenses	58,789,016	52,864,910	40,590,760
Business Combination, Acquisition Related Costs	7,589,825	4,489,517	3,691,466
Income from operations	39,967,546	32,404,673	30,901,548
Other (expense) income:
Interest expense	(21,424,747)	(22,747,848)	(19,516,077)
Loss on extinguishment of debt		(5,161,065)	(643,876)
Other income (expense), net	54,923	174,177	(54,463)
	(21,369,824)	(27,734,736)	(20,214,416)
Income before income taxes	18,597,722	4,669,937	10,687,132
Income tax (benefit) provision	(9,784,120)	3,756,658	4,453,541
Net income	28,381,842	913,279	6,233,591
Less: Net loss attributable to noncontrolling interest			(36,364)
Net income attributable to Concrete Pumping Holdings, Inc. and Subsidiaries	28,381,842	913,279	6,269,955
Less preferred shares dividends	(1,428,257)	(1,811,837)	(1,695,122)
Less undistributed earnings allocated to preferred shares	(6,365,083)		(1,108,807)
Undistributed income (loss) available to common shareholders	$ 20,588,502	$ (898,558)	$ 3,466,026
Basic (in shares)	7,576,289	7,576,289	7,576,289
Diluted (in shares)	8,325,890	7,576,289	8,279,321
Basic (in dollars per share)	$ 2.72	$ (0.12)	$ 0.46
Diluted (in dollars per share)	$ 2.47	$ (0.12)	$ 0.42